Filed pursuant to Rule 497(e) and 497(k)
File Nos. 811-22310; 333-182274
Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated January 31, 2022, as previously supplemented, of the
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (SINV)
June 28, 2022
The Board of Trustees of the Trust has approved a Plan of Liquidation for the ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (the “Fund”). The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund. The Fund will create and redeem creation units through July 15, 2022 (the “Closing Date”), which will also be the last day of trading of the Fund’s shares on the NYSE Arca, Inc., the Fund’s principal U.S. listing exchange.
Beginning on the Closing Date, the Fund is expected to cease operations, liquidate its assets, and prepare to distribute the liquidation proceeds to shareholders. Shareholders of record on the Closing Date will receive cash at the net asset value of their shares as of such date. Proceeds of the liquidation are currently expected to be sent to shareholders, on or about July 20, 2022. While Fund shareholders remaining on the Closing Date will not incur transaction fees, any liquidation proceeds paid to shareholders should generally be treated as received in exchange for shares and will therefore generally give rise to a capital gain or loss depending on a shareholder’s tax basis. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.
In anticipation of the liquidation of the Fund, ETF Managers Group, LLC, the Fund’s adviser, will manage the Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective. Shareholders of the Fund may sell their holdings on the NYSE Arca, Inc., on or prior to the Closing Date. Customary brokerage charges may apply to such transactions. After the Closing Date, we cannot assure you that there will be a market for your shares. Please contact the Fund at 1-844-383-6477 if you have any questions or need assistance.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.

Filed pursuant to Rule 497(e) and 497(k)
File Nos. 811-22310; 333-182274
Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated October 18, 2021, as previously supplemented, of the
ETFMG Real Estate Tech ETF (HHH)
June 28, 2022
The Board of Trustees of the Trust has approved a Plan of Liquidation for the ETFMG Real Estate Tech ETF (the “Fund”). The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund. The Fund will create and redeem creation units through July 15, 2022 (the “Closing Date”), which will also be the last day of trading of the Fund’s shares on the NYSE Arca, Inc., the Fund’s principal U.S. listing exchange.
Beginning on the Closing Date, the Fund is expected to cease operations, liquidate its assets, and prepare to distribute the liquidation proceeds to shareholders. Shareholders of record on the Closing Date will receive cash at the net asset value of their shares as of such date. Proceeds of the liquidation are currently expected to be sent to shareholders, on or about July 20, 2022. While Fund shareholders remaining on the Closing Date will not incur transaction fees, any liquidation proceeds paid to shareholders should generally be treated as received in exchange for shares and will therefore generally give rise to a capital gain or loss depending on a shareholder’s tax basis. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.
In anticipation of the liquidation of the Fund, ETF Managers Group, LLC, the Fund’s adviser, will manage the Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective. Shareholders of the Fund may sell their holdings on the NYSE Arca, Inc., on or prior to the Closing Date. Customary brokerage charges may apply to such transactions. After the Closing Date, we cannot assure you that there will be a market for your shares. Please contact the Fund at 1-844-383-6477 if you have any questions or need assistance.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.